UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

I Class Shares - AEMZX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$55	1.10%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$990,216,733	484	$4,491,459	43%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
19.0%
Taiwan
18.1%
India
18.1%
Hong Kong
11.2%
South Korea
8.7%
Saudi Arabia
3.7%
Brazil
3.7%
United Arab Emirates
3.5%
Thailand
2.2%
South Africa
2.0%
Poland
2.0%
Hungary
1.9%
Other Countries
5.8%

Value	Value
Other Countries	5.8%
Hungary	1.9%
Poland	2.0%
South Africa	2.0%
Thailand	2.2%
United Arab Emirates	3.5%
Brazil	3.7%
Saudi Arabia	3.7%
South Korea	8.7%
Hong Kong	11.2%
India	18.1%
Taiwan	18.1%
China	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.1%
Tencent Holdings	4.7%
Alibaba Group Holding	3.3%
China Construction Bank, Cl H	2.8%
Samsung Electronics	2.1%
MediaTek	1.9%
OTP Bank Nyrt	1.8%
HCL Technologies	1.7%
BOE Technology Group, Cl A	1.4%
NetEase	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AEMZX-SAR-2025

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Investor Class Shares - AEMGX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$65	1.30%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$990,216,733	484	$4,491,459	43%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.8%
Hungary	1.9%
Poland	2.0%
South Africa	2.0%
Thailand	2.2%
United Arab Emirates	3.5%
Brazil	3.7%
Saudi Arabia	3.7%
South Korea	8.7%
Hong Kong	11.2%
India	18.1%
Taiwan	18.1%
China	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.1%
Tencent Holdings	4.7%
Alibaba Group Holding	3.3%
China Construction Bank, Cl H	2.8%
Samsung Electronics	2.1%
MediaTek	1.9%
OTP Bank Nyrt	1.8%
HCL Technologies	1.7%
BOE Technology Group, Cl A	1.4%
NetEase	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AEMGX-SAR-2025

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Y Class Shares - AEMVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$60	1.20%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$990,216,733	484	$4,491,459	43%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.8%
Hungary	1.9%
Poland	2.0%
South Africa	2.0%
Thailand	2.2%
United Arab Emirates	3.5%
Brazil	3.7%
Saudi Arabia	3.7%
South Korea	8.7%
Hong Kong	11.2%
India	18.1%
Taiwan	18.1%
China	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.1%
Tencent Holdings	4.7%
Alibaba Group Holding	3.3%
China Construction Bank, Cl H	2.8%
Samsung Electronics	2.1%
MediaTek	1.9%
OTP Bank Nyrt	1.8%
HCL Technologies	1.7%
BOE Technology Group, Cl A	1.4%
NetEase	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AEMVX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Semi-Annual Financials and Other Information
April 30, 2025

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	23
Other Information (Form N-CSRS Items 8-11)	36

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value
Brazil — 2.7%
Ambev	127,100	$327,204
BB Seguridade Participacoes	420,400	3,151,991
BRF	395,700	1,582,758
Cia de Saneamento de Minas Gerais Copasa MG	45,800	172,784
Cia De Sanena Do Parana	63,051	339,078
Guararapes Confeccoes	32,100	45,589
JBS	844,783	6,527,358
Marfrig Global Foods	278,200	1,053,455
Nova Embrapar Participacoes * (A)	854	—
Pagseguro Digital, Cl A *	183,762	1,843,133
Porto Seguro	135,700	1,057,356
Profarma Distribuidora de Produtos Farmaceuticos	22,200	31,451
Seara Alimentos * (A)	911	—
Tegma Gestao Logistica	45,800	286,575
Telefonica Brasil	378,800	1,846,226
TIM	884,700	2,944,765
TOTVS	45,400	299,992
Ultrapar Participacoes	559,100	1,753,607
Valid Solucoes	15,900	69,510
Vibra Energia	979,900	3,234,016
		26,566,848
Chile — 0.2%
Cencosud	43,823	149,950
Empresas Copec	19,467	133,633
Falabella	268,195	1,217,809
		1,501,392
China — 19.0%
Agricultural Bank of China, Cl H	18,796,000	11,469,636
ATRenew ADR *	27,361	67,582
Autel Intelligent Technology, Cl A	86,754	498,974
Autohome ADR	148,098	4,040,113
BOE Technology Group, Cl A	27,059,731	14,311,083
China Construction Bank, Cl H	33,635,715	27,629,318
China Merchants Bank, Cl H	1,184,000	6,458,299
Chongqing Rural Commercial Bank, Cl H	1,875,018	1,439,534
G-bits Network Technology Xiamen, Cl A	91,489	3,007,765
Guodian Nanjing Automation, Cl A	666,500	694,025
Haidilao International Holding	112,000	252,174
Hisense Visual Technology, Cl A	413,900	1,358,210
Industrial & Commercial Bank of China, Cl H	15,112,000	10,351,901
JD Logistics *	250,200	392,417

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
JOYY ADR	32,859	$1,352,476
Kingnet Network, Cl A	1,474,800	3,444,673
Kweichow Moutai, Cl A	23,300	4,964,076
LexinFintech Holdings ADR	277,740	2,180,259
Li Ning	297,000	559,945
Loncin Motor, Cl A	1,628,731	2,793,806
Lonking Holdings	53,354	13,435
Lufax Holding ADR	394,110	1,142,919
Luxshare Precision Industry, Cl A	5,898	25,105
Nexteer Automotive Group	555,000	372,036
Niu Technologies ADR *	119,127	400,267
Opple Lighting, Cl A	43,000	99,954
PDD Holdings ADR *	56,801	5,996,482
Pop Mart International Group	278,200	6,938,660
Postal Savings Bank of China, Cl H	11,226,000	6,901,547
Qifu Technology ADR	23,786	975,940
Qudian ADR *	25,391	69,063
SAIC Motor, Cl A	1,886,800	4,225,114
Shanghai Rural Commercial Bank, Cl A	103,000	119,166
Sinotruk Hong Kong	2,265,148	5,442,927
TCL Electronics Holdings	721,000	910,765
Tencent Holdings	755,200	46,256,721
Vatti, Cl A	25,800	22,992
Vipshop Holdings ADR	474,195	6,458,536
Weibo ADR	16,758	135,740
ZEEKR Intelligent Technology Holding ADR *	16,707	359,200
Zhejiang Qianjiang Motorcycle, Cl A	693,700	1,448,431
Zhejiang Semir Garment, Cl A	3,773,896	2,919,780
		188,501,046
Czechia — 0.1%
Komercni banka as	14,601	709,635

Greece — 0.0%
Fourlis Holdings	25,163	113,997

Hong Kong — 11.2%
AAC Technologies Holdings	143,000	684,536
Alibaba Group Holding	2,156,868	32,202,107
Asia Cement China Holdings	877,142	256,164
Baidu, Cl A *	347,400	3,830,787
Bilibili, Cl Z *	389,460	6,836,599
Cabbeen Fashion	101,513	15,314
China Harmony Auto Holding	895,780	73,286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
China Pacific Insurance Group, Cl H	1,045,431	$2,844,373
China Taiping Insurance Holdings	2,043,200	2,829,357
CITIC Resources Holdings	690,000	31,557
COSCO SHIPPING Ports	107	55
Dawnrays Pharmaceutical Holdings	79,485	11,866
Edvantage Group Holdings	102,310	18,476
FriendTimes *	232,219	15,824
Grand Baoxin Auto Group * (A)	338,601	3,755
Inkeverse Group	1,150,000	215,853
JD.com, Cl A	636,800	10,368,013
Kingsoft	297,400	1,481,768
Kuaishou Technology, Cl B *	1,774,200	11,710,238
Lenovo Group	6,382,000	7,381,276
Maoye International Holdings	286,000	5,177
Meituan, Cl B *	460,900	7,631,323
NetDragon Websoft Holdings	247,000	315,218
NetEase	621,500	13,359,982
Pou Sheng International Holdings	1,429,841	87,580
Renrui Human Resources Technology Holdings	1,804	928
Skyworth Group	4,248,434	1,630,569
Uni-President China Holdings	28,000	33,594
Wasion Holdings	188,000	194,487
XD *	247,600	1,138,877
Xiaomi, Cl B *	835,800	5,350,963
Zoomlion Heavy Industry Science and Technology	100	72
		110,559,974
Hungary — 1.9%
Magyar Telekom Telecommunications	14,457	68,359
MOL Hungarian Oil & Gas	58,116	492,109
OTP Bank Nyrt	241,161	17,814,098
		18,374,566
India — 18.1%
Aditya Birla Sun Life Asset Management	44,066	344,735
Alkem Laboratories	28,262	1,712,159
Arvind	183,205	789,098
Aurobindo Pharma *	183,055	2,668,244
Bajaj Consumer Care *	35,953	70,804
Bajaj Holdings & Investment	789	112,172
Balmer Lawrie Investments, Cl A	28,911	25,593
Bank of Baroda	182,388	539,697
Bharat Petroleum	1,342,630	4,920,434
Bharti Airtel	486,060	10,721,634

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Canara Bank	955,312	$1,101,253
Cipla	92,851	1,703,883
City Union Bank	186,329	390,466
Coal India	2,247,276	10,239,223
Colgate-Palmolive India	52,517	1,609,327
DCB Bank	55,739	89,289
DCM Shriram Industries	23,903	50,719
Dhampur Sugar Mills *	1,712	2,575
Dhunseri Ventures	7,867	31,740
Dr Reddy's Laboratories	110,861	1,556,173
Emami	68,908	508,670
Foseco India	688	29,786
GAIL India	1,014,911	2,268,874
GHCL	23,856	164,180
Gillette India	939	89,215
GlaxoSmithKline Pharmaceuticals	7,081	248,561
Glenmark Pharmaceuticals	159,327	2,605,513
Great Eastern Shipping	8,125	83,610
HCL Technologies	887,102	16,453,896
HDFC Asset Management	27,427	1,421,342
Hero MotoCorp	10,299	466,625
Hindalco Industries	195,150	1,442,346
Hindustan Aeronautics	94,377	5,004,674
Hindustan Petroleum	331,453	1,483,385
Hindustan Unilever	34,677	962,736
ICICI Bank	474,727	7,979,821
Indian Bank	87,471	584,620
Indian Hotels, Cl A	350,608	3,262,256
Indian Oil	1,935,913	3,156,260
Indus Towers *	968,575	4,667,692
Infosys	354,377	6,264,653
Infosys ADR	587,331	10,337,026
ITC	686,534	3,456,697
J Kumar Infraprojects	16,316	124,843
Jagran Prakashan	140,311	120,853
Jindal Saw	197,166	580,139
Karnataka Bank	375,977	873,092
Kaveri Seed	3,750	63,693
Kewal Kiran Clothing *	17,112	88,615
Kirloskar Industries	1,652	58,622
Kotak Mahindra Bank	185,886	4,858,284
KPIT Technologies	117,756	1,753,835
LG Balakrishnan & Bros	26,722	377,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
LIC Housing Finance	8,632	$61,539
Lupin	224,635	5,586,021
Maharashtra Seamless	6,425	49,978
Manappuram Finance	334,300	913,340
Mphasis	23,548	687,737
Muthoot Finance	41,870	1,077,889
Natco Pharma	39,285	395,517
Nava	501,175	2,697,866
NCL Industries	21,099	52,335
NESCO	10,254	114,441
NIIT Learning Systems	52,186	231,158
NRB Bearings	60,463	155,764
Oberoi Realty	118,502	2,300,441
Oil & Natural Gas	1,854,718	5,366,780
Oil India	245,160	1,191,408
Oracle Financial Services Software	2,052	212,041
Page Industries	5,589	3,013,201
Petronet LNG	656,173	2,436,118
Power Finance	1,010,115	4,886,300
PTC India	92,075	192,238
REC	689,531	3,441,875
Reliance Industries	420,276	6,978,399
Seshasayee Paper & Boards	16,772	53,537
Shriram Finance	33,014	239,243
SMC Global Securities	21,140	27,661
Somany Ceramics	3,707	18,818
SP Apparels *	13,232	114,399
State Bank of India	113,947	1,064,220
Sun Pharmaceutical Industries	59,188	1,283,702
Sutlej Textiles and Industries *	30,377	13,310
Tamilnadu Petroproducts	123,076	108,197
Tata Consultancy Services	236,322	9,646,642
Tata Elxsi	915	62,512
Tech Mahindra	44,229	786,681
Tips Music	20,111	149,770
Torrent Pharmaceuticals	21,794	857,097
Transport Corp of India	18,515	228,090
UTI Asset Management	16,960	204,333
Vardhman Textiles	6,740	36,166
VST Tillers Tractors	65	2,746
West Coast Paper Mills	19,267	101,528
Wipro	199,186	568,894
Zensar Technologies	23,086	197,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Zydus Lifesciences	65,132	$685,725
		179,014,310
Indonesia — 1.1%
ABM Investama	68,965	13,801
Adaro Energy Indonesia	21,053,755	2,411,712
Aneka Tambang	21,093,700	2,757,061
Astra International	5,475,400	1,582,533
Asuransi Tugu Pratama Indonesia	601,000	36,748
Bukit Asam	5,056,404	840,873
Bumitama Agri	198,600	123,255
Ciputra Development	1,199,962	66,518
Dharma Satya Nusantara	3,313,500	152,700
Gajah Tunggal	1,763,835	116,881
Indo Tambangraya Megah	229,588	304,346
Indofood Sukses Makmur	1,163,600	561,289
Japfa Comfeed Indonesia	1,488,649	163,326
Kawasan Industri Jababeka *	11,131,200	116,006
Mark Dynamics Indonesia	1,019,100	49,159
Media Nusantara Citra *	2,145,200	33,908
Panin Financial *	1,091,500	25,399
Perusahaan Gas Negara	5,744,806	582,963
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	84,483
TBS Energi Utama *	2,263,900	54,849
Trans Power Marine	1,206,533	51,160
Triputra Agro Persada	817,217	48,027
United Tractors	704,700	963,057
		11,140,054
Luxembourg — 0.2%
Ternium ADR	54,891	1,584,154

Malaysia — 0.8%
Ajinomoto Malaysia	7,500	24,830
AMMB Holdings	990,900	1,185,528
Carlsberg Brewery Malaysia	5,900	25,815
Datasonic Group	425,700	34,099
Hap Seng Plantations Holdings	124,000	55,462
Heineken Malaysia	17,000	103,895
Hong Leong Bank	389,400	1,804,914
Hong Leong Financial Group	48,000	191,028
Jaya Tiasa Holdings	620,500	158,225
Magnum	135,500	39,116
Malayan Banking	632,300	1,465,234
Maxis	78,800	67,754

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Nam Cheong *	84,349	$37,607
Padini Holdings	200,400	97,004
PBS	195,300	7,468
Petronas Dagangan	53,300	243,779
Public Bank	951,500	986,376
RHB Bank	1,008,100	1,554,957
Sports Toto	109,140	34,814
		8,117,905
Mexico — 1.3%
Arca Continental	82,739	871,374
Bolsa Mexicana de Valores	46,632	98,255
Concentradora Fibra Danhos ‡	30,461	34,483
El Puerto de Liverpool	107,536	495,223
Fomento Economico Mexicano ADR	54,676	5,757,930
Genomma Lab Internacional, Cl B	141,783	165,711
Gruma, Cl B	24,153	460,201
Grupo Aeroportuario del Sureste, Cl B	9,033	285,248
Grupo Financiero Banorte, Cl O	280,833	2,407,999
Grupo Televisa ADR	127,318	231,719
Industrias Penoles	27,188	544,841
Kimberly-Clark de Mexico, Cl A	583,490	1,026,512
Promotora y Operadora de Infraestructura	17,422	194,942
		12,574,438
Peru — 0.3%
Credicorp	13,038	2,636,153
Intercorp Financial Services	9,934	336,465
		2,972,618
Philippines — 0.0%
DigiPlus Interactive	229,200	163,558
Semirara Mining & Power, Cl A	201,700	122,778
		286,336
Poland — 2.0%
Asseco Poland	529	21,844
Bank Handlowy w Warszawie	1,540	48,032
Bank Polska Kasa Opieki	108,803	5,453,384
Budimex	19	3,193
CD Projekt	79,997	4,953,431
Dino Polska *	14,978	2,099,728
Elektrotim	2,212	30,335
Enea *	13,681	51,777
Grenevia *	52,447	36,536
ING Bank Slaski	661	57,391

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
Powszechny Zaklad Ubezpieczen	436,214	$6,805,293
Tauron Polska Energia *	72,509	113,798
XTB	10,664	231,687
		19,906,429
Qatar — 0.7%
Aamal	97,046	22,133
Barwa Real Estate	637,609	490,660
Doha Bank QPSC	1,365,818	885,714
Gulf International Services QSC	36,675	31,062
Qatar Islamic Bank QPSC	62,760	364,015
Qatar National Bank QPSC	993,879	4,558,437
Salam International Investment QSC	579,555	105,122
United Development QSC	134,665	38,176
Vodafone Qatar QSC	123,111	79,797
		6,575,116
Russia — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
Sberbank of Russia PJSC ADR (A)	447,493	—
		—
Saudi Arabia — 3.7%
Al Rajhi Bank	38,639	1,003,763
Alwasail Industrial	19,940	15,983
Arab National Bank	583,713	3,348,140
Arabian Cement	68,614	464,985
Arabian Centres	43,430	229,363
Banque Saudi Fransi	629,279	3,082,422
Derayah REIT ‡	22,481	33,606
Electrical Industries	694,057	1,318,731
Elm	9,363	2,590,943
Etihad Etisalat	216,912	3,631,633
Halwani Brothers *	12,167	155,150
Mobile Telecommunications Saudi Arabia	229,022	779,400
Mohammed Hadi Al Rasheed and Partners	1,191	36,959
Nayifat Finance	5,626	19,220
Riyad Bank	519,879	4,267,823
Riyadh Cement	98,972	895,320
Saudi Arabian Cooperative Insurance *	31,261	129,261
Saudi Awwal Bank	86,033	805,046
Saudi Electricity	454,339	1,814,356
Saudi Marketing *	59,869	327,201
Saudi Networkers Services	2,197	41,269
Saudi Telecom	897,743	11,397,538

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
Tabuk Cement	59,306	$195,327
Zamil Industrial Investment *	18,504	206,675
		36,790,114
South Africa — 2.0%
Astral Foods	11,798	109,715
DataTec	24,473	76,170
DRDGOLD ADR	16,241	241,991
Exxaro Resources	13,326	109,098
Foschini Group	42,174	293,835
Harmony Gold Mining ADR	199,946	3,181,141
Hudaco Industries	688	6,921
Investec	266,871	1,665,565
Kumba Iron Ore	37,982	663,668
Lewis Group	12,767	46,928
Life Healthcare Group Holdings	741,219	582,973
Mr Price Group	106,668	1,363,311
MTN Group	631,509	4,179,528
Murray & Roberts Holdings *	58,238	3,444
Nedbank Group	108,250	1,478,519
Old Mutual	2,517,458	1,536,062
Omnia Holdings	10,425	38,419
OUTsurance Group	593,652	2,437,001
Sappi	38,337	71,885
Southern Sun	294,289	130,757
Standard Bank Group	71,158	888,632
Stor-Age Property REIT ‡	60,774	49,228
Telkom *	185,299	392,507
Thungela Resources	129,363	643,557
		20,190,855
South Korea — 8.7%
Ace Bed	567	10,045
Anapass *	1,838	25,139
BNK Financial Group	95,862	698,741
Cafe24 *	8,979	378,669
CJ	16,791	1,467,762
Creas F&C	168	533
Daishin Securities	203	2,557
DB HiTek	689	18,626
Devsisters *	903	25,107
DMS (A)	9,421	41,952
Dongwoon Anatech	19,563	290,053
Doosan	352	74,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
DoubleUGames	6,078	$241,171
Eugene Technology	19,278	461,746
Global Standard Technology	51,026	615,757
Hana Financial Group	253,149	11,480,340
Hansol Technics	15,410	51,765
Hanwha General Insurance	20,674	59,273
Hyundai Glovis	15,018	1,204,171
Hyundai Green Food	5,185	56,755
IsuPetasys	39,839	899,500
JB Financial Group	41,686	500,859
Jusung Engineering	28,159	664,634
KB Financial Group	114,066	7,208,829
Korea Cast Iron Pipe Industries	6,835	34,474
KT	112,449	4,109,198
LG Electronics	101,669	5,103,334
LOT Vacuum *	3,775	23,242
LX Hausys	7,839	159,057
LX Semicon	3,005	114,370
MegaStudyEdu	2,610	88,034
Multicampus	1,070	24,549
NAVER	40,446	5,690,979
NHN	36,564	570,449
PSK	8,681	108,893
Rayence	15,821	75,317
Samsung Electronics	543,980	21,224,761
Saramin	6,553	72,391
Sebang	6,363	51,084
Segyung Hitech	30,597	151,493
Shinhan Financial Group	137,047	4,952,878
SJG Sejong	26,717	79,112
SK Hynix	85,011	10,607,086
SOOP	8,459	488,070
Suprema *	2,025	46,207
TK	11,513	170,398
TSE	5,446	156,706
Uju Electronics	2,037	39,274
Union Semiconductor Equipment & Materials	8,246	34,359
WiSoL	13,595	65,467
Woori Financial Group	403,420	5,023,613
Zeus	9,314	84,758
		85,828,417
Taiwan — 18.1%
Anpec Electronics	82,000	387,298

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Arcadyan Technology	187,000	$1,383,797
Asustek Computer	611,000	11,173,301
Axiomtek	69,124	221,960
Cathay Financial Holding	1,556,000	2,866,947
China Airlines	2,945,000	1,940,052
Compal Electronics	3,268,000	2,815,946
DFI	30,000	58,724
Elan Microelectronics	36,000	148,073
Elitegroup Computer Systems	77,000	37,356
Emerging Display Technologies	167,000	125,522
Ennoconn	94,000	790,587
Eva Airways	4,250,000	5,104,802
Evergreen Marine Taiwan	1,589,200	10,296,397
Everlight Electronics	197,000	472,509
Fitipower Integrated Technology	18,450	126,652
FocalTech Systems	216,000	420,173
Fubon Financial Holding	314,000	832,235
General Interface Solution Holding *	46,000	67,494
General Plastic Industrial	30,000	29,831
Global Mixed Mode Technology	79,000	548,105
Gourmet Master	20,000	57,269
Great Giant Fibre Garment	3,953	26,811
Hon Hai Precision Industry	6,648	29,619
International Games System	239,000	6,196,293
KGI Financial Holding	6,880,000	3,568,489
Macroblock	199,000	381,568
MediaTek	449,000	19,079,403
Niko Semiconductor	79,800	99,349
Novatek Microelectronics	381,000	6,196,298
Parade Technologies	22,000	371,862
Pegatron	813,423	2,066,724
Pixart Imaging	114,000	765,278
Pou Chen	1,860,000	1,915,369
Primax Electronics	109,000	254,667
Radiant Opto-Electronics	223,000	1,035,895
Raydium Semiconductor	131,000	1,332,156
Realtek Semiconductor	686,000	11,277,206
Senao International	38,000	37,711
Silicon Motion Technology ADR	11,339	561,280
Simplo Technology	2,000	21,892
Sitronix Technology	71,000	470,476
Star Comgistic Capital	147,723	114,996
Sunplus Technology *	308,000	206,743

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Sunrex Technology	77,000	$126,734
Taiwan PCB Techvest	42,000	39,518
Taiwan Semiconductor Manufacturing	2,823,000	79,988,446
Ubright Optronics	7,000	17,831
Wah Hong Industrial	35,000	36,335
Wan Hai Lines	632,523	1,644,037
Wowprime	28,000	194,797
X-Legend Entertainment	10,200	30,816
Yang Ming Marine Transport	458,000	978,507
Youngtek Electronics	25,000	48,286
Yuanta Financial Holding	281,000	275,313
Zhen Ding Technology Holding	80,000	245,073
		179,540,808
Thailand — 2.2%
Bangkok Bank NVDR	2,439,300	10,216,547
Charoen Pokphand Foods NVDR	544,800	431,527
Index Livingmall NVDR	529,700	223,449
Kasikornbank NVDR	829,003	3,958,894
Krung Thai Bank NVDR	5,089,400	3,321,127
Polyplex Thailand NVDR	9,500	3,101
PTT Exploration & Production NVDR	538,600	1,602,916
Regional Container Lines NVDR	535,700	367,784
SCB X NVDR	361,500	1,288,126
		21,413,471
Turkey — 0.1%
Agesa Hayat ve Emeklilik	57,926	202,543
Kerevitas Gida Sanayi ve Ticaret *	399,328	167,691
Turk Tuborg Bira ve Malt Sanayii	38,456	171,884
Turkiye Garanti Bankasi, Cl C	284,706	765,268
		1,307,386
United Arab Emirates — 3.5%
Abu Dhabi Commercial Bank	1,622,975	5,142,965
Abu Dhabi Islamic Bank PJSC	312,193	1,554,337
ADNOC Drilling PJSC	117,236	156,414
ADNOC Logistics & Services	946,907	1,250,539
Air Arabia	137,414	130,747
Aldar Properties PJSC	3,064,328	6,900,729
Dubai Islamic Bank PJSC	1,554,146	3,201,995
Emaar Development PJSC	59,463	216,697
Emaar Properties PJSC	2,558,282	9,141,390
Emirates Integrated Telecommunications PJSC	160,048	379,389
Emirates NBD Bank PJSC	240,725	1,347,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United Arab Emirates — (continued)
Emirates Telecommunications Group PJSC	73,604	$348,677
First Abu Dhabi Bank PJSC	746,430	3,054,102
NMDC Energy	14,471	9,852
Orascom Construction	43,136	233,883
Salik PJSC	950,983	1,310,271
Sharjah Islamic Bank	245,133	166,865
Spinneys 1961 Holding	76,396	29,951
Yalla Group ADR *	40,541	310,950
		34,886,965
United Kingdom — 0.3%
Anglogold Ashanti	76,452	3,223,217
Thungela Resources	28,983	144,459
		3,367,676

TOTAL COMMON STOCK
(Cost $812,697,404)		971,824,510

PREFERRED STOCK(B) — 1.0%

Brazil — 1.0%
Cia Energetica de Minas Gerais	1,573,833	3,069,932
Gerdau	1,964,294	5,188,368
Marcopolo	61,900	76,678
Metalurgica Gerdau, Cl A	703,800	1,046,681
Noxville Investimentos * (A)	455	—
Schulz	20,535	19,793
		9,401,452
Chile — 0.0%
Coca-Cola Embonor, Cl B	1,966	2,764
Embotelladora Andina	86,421	369,637
		372,401
South Korea — 0.0%
CJ	6,020	423,266

TOTAL PREFERRED STOCK
(Cost $10,617,182)		10,197,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

MUTUAL FUND — 0.7%

	Shares	Value
United States — 0.7%
iShares MSCI Emerging Markets ETF	159,824	$6,993,898

TOTAL MUTUAL FUND
(Cost $6,777,235)		6,993,898

WARRANT — 0.0%

	Number of Warrants
Thailand — 0.0%
Successmore Being PCL, Expires 05/28/25 *	400	—

TOTAL WARRANT
(Cost $—)		—

TOTAL INVESTMENTS— 99.9%
(Cost $830,091,821)		$989,015,527

Percentages are based on Net Assets of $990,216,733.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of April 30, 2025 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$26,566,848	$—	$—	^	$26,566,848
Chile	1,501,392	—	—		1,501,392
China	23,178,577	165,322,469	—		188,501,046
Czechia	—	709,635	—		709,635
Greece	—	113,997	—		113,997
Hong Kong	16,242	110,539,977	3,755		110,559,974
Hungary	—	18,374,566	—		18,374,566
India	10,445,223	168,569,087	—		179,014,310
Indonesia	422,335	10,717,719	—		11,140,054
Luxembourg	1,584,154	—	—		1,584,154
Malaysia	88,745	8,029,160	—		8,117,905
Mexico	12,574,438	—	—		12,574,438
Peru	2,972,618	—	—		2,972,618
Philippines	122,778	163,558	—		286,336
Poland	—	19,906,429	—		19,906,429
Qatar	79,797	6,495,319	—		6,575,116
Russia	—	—	—	^	—	^
Saudi Arabia	3,995,793	32,794,321	—		36,790,114
South Africa	6,446,550	13,744,305	—		20,190,855
South Korea	—	85,786,465	41,952		85,828,417
Taiwan	561,280	178,979,528	—		179,540,808
Thailand	—	21,413,471	—		21,413,471
Turkey	202,543	1,104,843	—		1,307,386
United Arab Emirates	923,461	33,963,504	—		34,886,965
United Kingdom	3,367,676	—	—		3,367,676
Total Common Stock	95,050,450	876,728,353	45,707		971,824,510
Preferred Stock
Brazil	9,401,452	—	—	^	9,401,452
Chile	372,401	—	—		372,401
South Korea	—	423,266	—		423,266
Total Preferred Stock	9,773,853	423,266	—	^	10,197,119
Mutual Fund
United States	6,993,898	—	—		6,993,898
Total Mutual Fund	6,993,898	—	—		6,993,898
Warrant
Thailand	—	—	—		—
Total Warrant	—	—	—		—
Total Investments in Securities	$111,818,201	$877,151,619	$45,707		$989,015,527

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

^	Includes securities in which the fair value is $0 or has been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2025
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $830,091,821)	$989,015,527
Foreign Currency, at Value (Cost $3,355,702)	3,387,625
Dividends and Interest Receivable	3,495,683
Receivable for Capital Shares Sold	871,288
Reclaim Receivable	1,992
Unrealized Gain on Spot Foreign Currency Contracts	1
Prepaid Expenses	74,068
Total Assets	996,846,184
Liabilities
Accrued Foreign Capital Gains Tax on Appreciated Securities	4,242,950
Payable for Capital Shares Redeemed	776,718
Payable to Adviser	675,822
Payable to Custodian	584,865
Payable to Administrator	56,208
Shareholder Servicing Fees Payable - Investor Class	30,267
Shareholder Servicing Fees Payable - Y Class	453
Payable to Trustees	3,978
Chief Compliance Officer Fees Payable	3,045
Accrued Expenses	255,145
Total Liabilities	6,629,451
Commitments and Contingencies†
Net Assets	$990,216,733
Net Assets Consist of:
Paid-in Capital	$840,938,265
Total Distributable Earnings	149,278,468
Net Assets	$990,216,733

Investor Class Shares:
Net Assets	$308,393,110
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	13,447,130
Net Asset Value, Redemption and Offering Price Per Share *	$22.93
I Class Shares:
Net Assets	$677,315,145
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	29,572,153
Net Asset Value, Redemption and Offering Price Per Share *	$22.90
Y Class Shares:
Net Assets	$4,508,478
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	197,331
Net Asset Value, Redemption and Offering Price Per Share *	$22.85

†	See Note 5 in the Notes to Financial Statements.
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
FOR THE SIX MONTHS
ENDED APRIL 30, 2025
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$19,240,076
Less: Foreign Taxes Withheld	(2,063,211)
Total Investment Income	17,176,865
Expenses:
Investment Advisory Fees	4,540,789
Administration Fees	350,430
Shareholder Servicing Fees - Investor Class	308,631
Shareholder Servicing Fees - Y Class	2,178
Trustees' Fees	10,086
Chief Compliance Officer Fees	5,149
Custodian Fees	381,136
Transfer Agent Fees	92,205
Printing Fees	52,556
Filing and Registration Fees	41,240
Audit Fees	30,016
Interest Expense	25,178
Legal Fees	21,243
Other Expenses	36,556
Total Expenses	5,897,393
Plus:
Recoupment of Previously Waived and Reimbursed Fees	27,932
Less:
Investment Advisory Fee Waiver	(49,330)
Fees Paid Indirectly (Note 4)	(17,357)
Net Expenses	5,858,638
Net Investment Income	11,318,227
Net Realized Gain (Loss) on:
Investments	9,005,315
Foreign Capital Gains Tax	(1,688,055)
Foreign Currency Transactions	(660,034)
Net Realized Gain	6,657,226
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(19,655,950)
Foreign Capital Gains Tax on Depreciated Securities	3,041,393
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	116,660
Net Change in Unrealized Depreciation	(16,497,897)
Net Realized and Unrealized Loss	(9,840,671)
Net Increase in Net Assets Resulting from Operations	$1,477,556

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$11,318,227	$19,378,084
Net Realized Gain	6,657,226	21,764,991
Net Change in Unrealized Appreciation (Depreciation)	(16,497,897)	135,185,878
Net Increase in Net Assets Resulting from Operations	1,477,556	176,328,953

Distributions:
Investor Class Shares	(10,299,781)	(11,728,043)
I Class Shares	(24,528,647)	(13,400,475)
Y Class Shares	(146,999)	(134,613)
Total Distributions	(34,975,427)	(25,263,131)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	16,623,362	22,684,645
Reinvestment of Distributions	10,226,375	11,521,471
Redemption Fees — (See Note 2)	285	3,294
Redeemed	(26,155,431)	(66,224,776)
Increase (Decrease) in Net Assets derived from Investor Class Transactions	694,591	(32,015,366)
I Class Shares:
Issued	167,454,053	332,928,696
Reinvestment of Distributions	21,775,801	11,667,736
Redemption Fees — (See Note 2)	9,903	2,401
Redeemed	(128,098,640)	(88,454,072)
Increase in Net Assets derived from I Class Transactions	61,141,117	256,144,761
Y Class Shares:
Issued	304,872	645,883
Reinvestment of Distributions	145,045	127,112
Redeemed	(173,870)	(348,733)
Increase in Net Assets derived from Y Class Transactions	276,047	424,262
Net Increase in Net Assets from Capital Share Transactions	62,111,755	224,553,657
Total Increase in Net Assets	28,613,884	375,619,479
Net Assets:
Beginning of Period	961,602,849	585,983,370
End of Period	$990,216,733	$961,602,849

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Period Ended April 30, 2025	Years Ended October 31,
Investor Class Shares	(Unaudited)		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year/Period	$23.60		$19.02		$16.37	$23.93	$19.65	$19.41
Income from Operations:
Net Investment Income*	0.24		0.56		0.70	0.96	0.47	0.29
Net Realized and Unrealized Gain (Loss)	(0.14)		4.81		3.21	(7.78)	4.10	0.32
Total from Operations	0.10		5.37		3.91	(6.82)	4.57	0.61
Redemption Fees*	0.00	^	0.00	^	0.00 ^	0.00 ^	—	0.00 ^
Dividends and Distributions from:
Net Investment Income	(0.64)		(0.79)		(1.07)	(0.70)	(0.29)	(0.37)
Net Realized Gains	(0.13)		—		(0.19)	(0.04)	—	—
Total Dividends and Distributions	(0.77)		(0.79)		(1.26)	(0.74)	(0.29)	(0.37)
Net Asset Value, End of Year/ Period	$22.93		$23.60		$19.02	$16.37	$23.93	$19.65
Total Return †	0.45	%***	28.86%		24.62%	(29.43)%	23.35%	3.04%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$308,393		$316,755		$283,457	$322,684	$580,640	$674,360
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.30	%**(2)	1.34	%(2)	1.46%	1.49%	1.43%	1.40%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.31	% **(2)	1.38	% (2)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.11	%**	2.56%		3.69%	4.52%	1.97%	1.56%
Portfolio Turnover Rate	43	%***	60%		68%	66%	70%	55%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.29% for 2025, 1.33% for 2024 and the same as the ratio reported for the prior years.

(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Fund’s average daily net assets (Note 5).
N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Six Months Ended April 30, 2025	Years Ended October 31,
I Class Shares	(Unaudited)		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year/Period	$23.60		$19.02		$16.39	$23.97	$19.67	$19.43
Income from Operations:
Net Investment Income*	0.26		0.61		0.75	1.00	0.53	0.29
Net Realized and Unrealized Gain (Loss)	(0.14)		4.81		3.20	(7.77)	4.09	0.35
Total from Operations	0.12		5.42		3.95	(6.77)	4.62	0.64
Redemption Fees*	0.00	^	0.00	^	0.00 ^	0.00 ^	—	0.00 ^
Dividends and Distributions from:
Net Investment Income	(0.69)		(0.84)		(1.13)	(0.77)	(0.32)	(0.40)
Net Realized Gains	(0.13)		—		(0.19)	(0.04)	—	—
Total Dividends and Distributions	(0.82)		(0.84)		(1.32)	(0.81)	(0.32)	(0.40)
Net Asset Value, End of Year/Period	$22.90		$23.60		$19.02	$16.39	$23.97	$19.67
Total Return †	0.54	%***	29.15%		24.87%	(29.26)%	23.61%	3.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$677,315		$640,486		$299,395	$258,008	$396,786	$330,942
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.10	%**(2)	1.12	%(2)	1.24%	1.27%	1.22%	1.24%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.10	% **(2)	1.15	% (2)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.30	%**	2.75%		3.95%	4.70%	2.21%	1.53%
Portfolio Turnover Rate	43	%***	60%		68%	66%	70%	55%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same 2025, 1.11% for 2024 and the same as the ratio reported for the prior years.

(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Fund’s average daily net assets (Note 5).
N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Six Months Ended April 30, 2025	Years Ended October 31,
Y Class Shares	(Unaudited)		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year/Period	$23.53		$18.97		$16.35	$23.92	$19.63	$19.40
Income from Operations:
Net Investment Income*	0.25		0.62		0.74	0.99	0.50	0.25
Net Realized and Unrealized Gain (Loss)	(0.13)		4.77		3.19	(7.76)	4.11	0.38
Total from Operations	0.12		5.39		3.93	(6.77)	4.61	0.63
Redemption Fees*	—		—		—	—	—	0.00 ^
Dividends and Distributions from:
Net Investment Income	(0.67)		(0.83)		(1.12)	(0.76)	(0.32)	(0.40)
Net Realized Gains	(0.13)		—		(0.19)	(0.04)	—	—
Total Dividends and Distributions	(0.80)		(0.83)		(1.31)	(0.80)	(0.32)	(0.40)
Net Asset Value, End of Year/Period	$22.85		$23.53		$18.97	$16.35	$23.92	$19.63
Total Return †	0.52	%***	29.05%		24.80%	(29.31)%	23.61%	3.15%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$4,508		$4,362		$3,131	$5,870	$6,982	$8,334
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.20	%**(2)	1.22	%(2)	1.29%	1.32%	1.24%	1.24%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.21	% **(2)	1.25	% (2)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.23	%**	2.81%		3.95%	4.71%	2.10%	1.34%
Portfolio Turnover Rate	43	%***	60%		68%	66%	70%	55%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same for 2025, 1.21% for 2024 and the same as the ratio reported for the prior years.

(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Fund’s average daily net assets (Note 5).
N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 27 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Portfolio. The Portfolio is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de- listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Acadian Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser” of the Portfolio) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2025, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $877,151,619 or 89% of Net Assets.

The Portfolio uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For details of the investment classification, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2025, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the Portfolio did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

Foreign Taxes — The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid- in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the period ended April 30, 2025, the Portfolio paid $350,430 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares up to 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the period ended April 30, 2025, the Portfolio earned cash management credits of $17,357, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.90% of the Portfolio’s average daily net assets.

The Adviser, as of January 1, 2024, has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (but excluding any class specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2026. In addition, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2026. This agreement terminates automatically upon the termination of the advisory agreement. The amounts subject to recapture by the Adviser are $69,907 expiring in 2027 and $184,595 expiring in 2028. During the period ended April 30, 2025, the Fund recaptured $27,932 in previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

6. Investment Transactions:

For the period ended April 30, 2025, the Portfolio made purchases of $463,384,956 and sales of $428,606,563 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Investor Class Shares:
Issued	718,621	1,037,194
Reinvestment of Distributions	449,667	560,656
Redeemed	(1,142,176)	(3,080,987)
Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	26,112	(1,483,137)
I Class Shares:
Issued	7,203,640	14,837,634
Reinvestment of Distributions	959,149	568,880
Redeemed	(5,730,252)	(4,010,141)
Net Increase in Shares Outstanding from I Class Share Transactions	2,432,537	11,396,373
Y Class Shares:
Issued	13,127	29,506
Reinvestment of Distributions	6,403	6,210
Redeemed	(7,574)	(15,369)
Net Increase in Shares Outstanding from Y Class Share Transactions	11,956	20,347
Net Increase in Shares Outstanding from Share Transactions	2,470,605	9,933,583

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire July 28, 2025. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the period ended April 30, 2025, the Portfolio had average borrowings of $8,076,808 and a maximum amount borrowed of $36,076,000 over a period of 26 days at a weighted average interest rate of 7.50%. Interest accrued on the borrowings during the period was $25,178. As of April 30, 2025, the Portfolio did not have any borrowings outstanding.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2024	$25,263,131	$—	$25,263,131
2023	37,952,435	6,612,682	44,565,117

As of October 31, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$28,590,221
Undistributed Long-Term Capital Gains	5,515,509
Net Unrealized Appreciation	148,670,612
Other Temporary Differences	(3)
Total Distributable Earnings	$182,776,339

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the fiscal year ended October 31, 2024, the Portfolio utilized short-term and long-term capital loss carryforwards to offset capital gains of $10,139,546 and $6,642,474, respectively.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2025, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$830,091,821	$202,531,038	$(43,607,332)	$158,923,706

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Portfolio. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks and including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the Fund’s current prospectus for a discussion of the risks associated with investing in the Fund.

11. Concentration of Shareholders:

As of April 30, 2025, 83% of the Portfolio’s Investor Class Shares outstanding were held by two record shareholders, 63% of the Portfolio’s I Class Shares were held by three record shareholders, and 92% of the Portfolio’s Y Class Shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12. Indemnifications:

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

13. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the period and as of April 30, 2025, there were no securities on loan for the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

14. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

15. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2025 (Unaudited)

Other Information (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

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Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1700

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025